October 27, 2005

Securities and Exchange Commission
450 Fifth St. N.W.
Washington, D.C.  20549-1004

ATTN: Mark Cowan
Document Control - EDGAR


Re:      AXP Variable Portfolio - Investment Series, Inc.
            RiverSource(SM) Variable Portfolio - Growth Fund
            RiverSource(SM) Variable Portfolio - Large Cap Equity Fund RiverSource(SM) Variable Portfolio - Large Cap Value Fund RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund RiverSource(SM) Variable Portfolio - Mid Cap Value Fund RiverSource(SM) Variable Portfolio - New Dimensions Fund RiverSource(SM) Variable Portfolio - S&P 500 Index Fund RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund RiverSource(SM) Variable Portfolio - Emerging Markets Fund RiverSource(SM) Variable Portfolio - International Opportunity Fund
         Post-Effective Amendment No. 57
         File No. 2-73115/811-3218

Dear Mr. Cowan:

Registrant is filing Post-Effective Amendment No. 57 on Form N-1A pursuant to Rule 485(b) to bring the financial statements and other information included in the Registration Statement up to date pursuant to Section 10(a)(3) of the Securities Act of 1933 and to respond to the following staff written comments received via electronic mail on or about October 14, 2005 and oral comments received telephonically on or about October 20, 2005:

Comment 1: In the instances where investment strategies changed, disclosure regarding that fact should be made with respect to the bar chart and table.

Response: We agree that material changes to a Fund's investment objective or principal investment strategies may necessitate disclosure under the performance chart and table. For the Funds where changes to principal investment strategy have been made, the changes are more based on approach and are driven by a new portfolio manager or portfolio managers (employed with the investment manager). Each Fund's objective and overall strategy remain the same. None of the Funds has a change in investment manager.

Comment 2: Past Performance. Reference is made to taxes that may have been paid on reinvested income of capital gains. Is that appropriate for insurance dedicated funds?

Response: The reference made to taxes that may have been paid on reinvested income of capital gains is not applicable to these Funds and it will be deleted from the Past Performance section.

Comment 3 (a): Balanced Fund (p. 4). Please define "underlying fundamentals."

Response: The language in the bullet point has been revised as follows:

         "Identifying a variety of large, well-established companies whose underlying fundamentals (indicating, for example, a company's financial condition and viability) are stable or are anticipated to become stable, or whose fundamentals are improving."

Comment 3 (b): Balanced Fund (p. 4). Also, please disclose the risks associated with value investing, i.e., that a stock judged to be undervalued may be appropriately priced or the adviser's determination of intrinsic value may be wrong. This comment is also applicable to the Large Cap Equity Fund (p. 38) and Large Cap Value Fund (p. 40).

Response: The "Principal Risks" section for each of these Funds includes both "Active Management Risk" and "Market Risk" which address the risks articulated, and are true of any actively managed fund. Active management risk is the risk that the portfolio manager(s) may not be successful in making investment decisions suited to achieving a Fund's investment objective, i.e., the portfolio manager(s) select(s) securities, and these decisions, if incorrect, will effect the performance of the Fund, including how successful it is in achieving its objective. Market risk, which includes risks associated with a particular investment style, is the risk that a Fund may under perform other funds with similar investment styles. The "Active Management Risk" will be revised to more clearly state that the success of the Fund or its ability to achieve its investment objective, depends on the selection of securities by the portfolio managers.

Comment 4 (a): Diversified Bond Fund (p.12). Please clarify whether the foreign investments that the fund may invest includes equity securities, debt securities, and/or both.

Response: The foreign securities disclosure is intended to communicate a limitation on the Fund's foreign investment. That is, no more than 15% of the Fund's net assets will be invested in foreign securities. Other than their foreign character, these securities will be of the same type that make up the Fund's domestic securities' investments. That is, the Fund is a bond fund and, under an investment policy adopted pursuant to Rule 35d-1, at least 80% of its net assets are invested in bonds and other debt securities. The "Principal Investment Strategy" provides additional detail on the types of securities that may make up the fund's portfolio. The majority of these securities will be domestic, but up to 15% may be foreign.

Comment 4 (b): Diversified Bond Fund (p.12). Included in the principal investment strategies are investments in emerging markets. If applicable, please include emerging market risk as a principal risk.

Response: Although the Fund may invest up to 15% in foreign investments, and some portion of this investment may be in emerging markets, the Fund does not currently make such investments to an extent warranting disclosure of such investments as a principal risk.

Comment 5: Diversified Equity Income Fund (p. 15) Please define "small and medium companies." Also, please include investments in such companies among the strategies. This comment applies to the Emerging Markets Fund and Income Opportunities Fund as well.

Response: We provide definitions for "small" and "medium" company securities to the extent investment in such securities is a principal investment strategy mandated by the adoption of an investment policy under Rule 35d-1, and we actively monitor whether such companies in the Fund's portfolio meet the definition. That is, for Funds with "small" and "mid" in their names, we have provided additional detail on what qualifies a particular company as small- or mid-cap company. Our rationale for providing the "small and medium" company risk for Diversified Equity Income, Emerging Markets and Income Opportunities is to call out the fact that these Funds are not prohibited from investing in such companies, even though investment in such companies is not called out as a principal strategy, and that there are more risks associated with companies with smaller capitalizations. Capitalization size is not a principal consideration in the selection process, but to the extent the Funds invest in such securities, it is important for investors to understand such risks.

Comment 6:        Global Bond Fund & Global Inflation Protected Securities Fund
(pp. 21 and 24). Emerging market risk is indicated as a principal risk. However, it does not appear that investment in emerging markets is a principal investment strategy. Please resolve the apparent inconsistency.

Response: For Global Bond, the first sentence has been revised as follows: "The Fund is a non-diversified fund that invests primarily in debt obligations of U.S. and foreign issuers (which may include issuers located in emerging markets)." For Global Inflation Protected Securities Fund, the principal risk with respect to "emerging markets" has been removed, as the portfolio managers do not presently intend to invest to any substantial degree in issuers located in emerging markets.

Comment 7: Mid Cap Value Fund (p. 44). Although as much as 20% of the funds net assets can be invested in convertibles, it appears that the risks associated with convertible securities (call/prepayment risk, interest rate risk, and reinvestment) are not listed as principal risks of investing in the fund.

Response: The Fund does not currently invest in convertible securities to an extent that would require disclosure of associated principal risks.

Comment 8: S&P 500 Index Fund (p. 48). Although the fund will invest at least 80% of its total assets in securities that are contained in the applicable index, the fund may also buy and sell options and futures contracts. Any risks involved with buying and selling options and futures contracts should be disclosed if considered principal risks of investing in the fund.

Response: The Fund's use of derivative investments is limited, although it is an important aspect of the strategy to maintain the Fund's correlation, and reduce tracking error, to the S&P 500 Index. The risks of derivatives strategies, for those funds, including this Fund, that invest in derivatives to a more limited extent, are set forth generally under "Other Investment Strategies and Risks."

Comment 9: Short Duration U.S. Government Fund (p. 53). A principal risk of investing in the fund is derivatives risk. Is investing in derivatives a principal investment strategy of the fund?

Response: Investment in derivatives is not a principal risk of this Fund, although it does invest in derivatives in a limited fashion. This disclosure has been removed from the principal risks section.

Comment 10: Portfolio Holdings Disclosure (SAI, pp. 30-40). Please disclose the procedures that the fund uses to address conflicts between the interests of Fund shareholders, on the one hand, and those of the Fund's investment adviser; principal underwriter; or any affiliated person of the Fund, its investment adviser, or its principle underwriter, on the other. Item 11(f)(vi) to Form N-1A.

Response: The procedures that the Fund uses to address conflicts between the interests of Fund shareholders, on the one hand, and those of the Fund's investment adviser, principal underwriter, or any affiliated person of the Fund, are disclosed in the fourth sentence of the last paragraph in the Portfolio Holdings Disclosure section. Importantly, before any new category request for selective disclosure of portfolio holdings may be made, it must be authorized by the Chief Compliance Officer or the fund's General Counsel. This disclosure states:

         The PHC has been authorized by the Funds' board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of the Fund and its shareholders, TO CONSIDER ANY POTENTIAL CONFLICTS OF INTEREST BETWEEN THE FUND, AEFC, AND ITS AFFILIATES, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized, including a duty not to trade on such information. BEFORE PORTFOLIO HOLDINGS MAY BE SELECTIVELY DISCLOSED, REQUESTS APPROVED BY THE PHC MUST ALSO BE AUTHORIZED BY THE FUND'S CHIEF COMPLIANCE OFFICER OR THE FUND'S GENERAL COUNSEL.


Comment 11: Market Timing (p. 69). Please explain why investments in certain securities increase the risk for market timing in some funds, e.g., arbitrage. Also, please identify those funds (See IC-26418. Disclosure should be fund-specific).

Response: The first two sentences under the "Market Timing" section disclosure have been revised as follows:

         "The Board of Directors has adopted a policy that the Fund will not knowingly permit market timing. Market timing is frequent or short-term trading activity by certain investors in a fund intending to profit at the expense of other investors in a fund; for example, short-term trading funds that invest in securities that trade on overseas securities markets in order to take advantage of inefficiencies in the fund's pricing of those securities (the change in values of such securities between the close of the overseas markets and the close of the U.S. markets). This type of short-term trading is sometimes referred to as "arbitrage" market timing."

With respect to the specificity of the disclosure and the identification of Funds, the "Market Timing" section is structured to be read and understood in the context of the full prospectus, reading the principal investment strategies of a Fund, and understanding such principal investment strategies to the extent there are heightened market timing risk implications. The disclosure states, "To the extent the fund has significant holdings in foreign securities, including emerging markets securities, small cap stocks and/or high yield bonds, the risks of market timing may be greater for the Fund than for other funds." The term "Fund" in the prospectus refers to each fund in the prospectus.

Comment 12:       We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the staff to be certain that they have provided all information investors require. Since the fund and its management are in possession of all facts relating to the fund's disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made. In connection with responding to our comments, please provide, in writing, a statement from the company acknowledging that: the fund is responsible for the adequacy and accuracy of the disclosure in the filings; Staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the fund may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Response: The Registrant agrees to make such representations.

Responses stated above are also applicable to Post-Effective Amendment No.54 to Registration Statement No.2-73113, Post-Effective Amendment No.36 to Registration Statement No.2-96367, Post-Effective Amendment No.43 to Registration Statement No.2-72584 and Post-Effective Amendment No.13 to Registration Statement No.333-61346, filed on or about Oct. 27, 2005.

Registrant has made other non-material changes as it has deemed appropriate. This amendment does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

The prospectus and Statement of Additional Information have been marked to show changes from Registrant's Post-Effective Amendment No. 56 filed on or about October 4, 2005. All marked changes on this filing are non-material.

If you have any questions, please contact either Christopher O. Petersen at
(612) 671-4321, Boba Selimovic at (612) 671-7449 or Anna Butskaya at
612-671-4993.

Sincerely,


/s/ Leslie L. Ogg
------------------
    Leslie L. Ogg
    Vice President, General Counsel and Secretary

Enclosure:        Post-Effective Amendment No. 57
                  File No.: 2-73115/811-3218